Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefit Liabilities [Abstract]
Schedule of defined contribution plans
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2015	2016	2017	2017
	N I S			U.S. dollars

Expenses-defined contribution plan	198	204	196	$57